Related Party Agreements and Transactions (Details Narrative)	6 Months Ended
Jun. 30, 2024
Schedule of Investments [Line Items]
Management fee annual rate	1.75%
Incentive fee on capital gains rate	20.00%
Performance Based Incentive Fee A [Member]
Schedule of Investments [Line Items]
Incentive fee on income percentage	100.00%
Net investment income, percentage	1.875%
Performance Based Incentive Fee B [Member]
Schedule of Investments [Line Items]
Incentive fee on income percentage	2.344%
Net investment income, percentage	2.344%